EQUITY BASED COMPENSATION - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Feb. 28, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Vesting period			3 years
Stock-based compensation expense	$ 0.4	$ 0	$ 1.5	$ 0
2021 Equity Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Common stock reserved for issuance					3,831,112
Resticted Common Stock Unit
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of shares, granted			616,920
Fair market value of the awards granted			$ 3.9
Unrecognized compensation cost	$ 3.1		$ 3.1
Weighted average vesting period			2 years 4 months 24 days
Resticted Common Stock Unit | 2021 Equity Plan [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Number of shares, granted	0		616,920
Vesting period			3 years
Common Stock Options [Member]
Disclosure Of Compensation Related Costs Sharebased Payments [Line Items]
Unrecognized compensation cost	$ 0.4		$ 0.4
Weighted average vesting period			1 year 2 months 12 days
Fair market value of award, Options granted			$ 1.2